Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information to explain the annual Compensation Actually Paid (“CAP”) of our principal executive officer (CEO); the average CAP of the other NEO; the Company’s cumulative total shareholder return (“TSR”); TSR for our self-selected peer group (the NASDAQ Industrial Transportation Index; which will be replaced by the Dow Jones Transportation Index in our 2025 Proxy Statement, as a result of having transferred the listing of its common stock to the New York Stock Exchange from the Nasdaq Stock Market on Tuesday, November 21, 2023); Net Income; and that financial performance measure that we have determined most directly links operational performance to compensation actually paid to the our NEOs for the most recently completed fiscal year.

CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year due to the impact of long-term incentive compensation within our pay program.

The following tables set forth information regarding CEO and average other NEO CAP versus financial and operational performance for the year ended December 31, 2023; the measures that we deem to be most important when determining executive compensation; and a comparison of CAP to the CEO and the average CAP to the other NEO versus TSR for our Company and our select peer group and our Company’s Net Income and Operating Income:

					Value of Initial Fixed $100 Investment Based On:				Company- Selected Measure (CSM)
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1)(2)(5)(6)(7)	Average Summary Compensation Table Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (2)(3)(5)(6)(7)	Total Shareholder Return (4)	Peer Group: NASDAQ Industrial Transportation Index Total Shareholder Return (4)	Peer Group: Dow Jones Transportation Average Index Total Shareholder Return (4)	Net Income ($000)	Operating Income ($000)
2023	$7,453,361	$7,847,316	$4,151,877	$4,333,992	$170.68	$168.12	$154.05	$751,779	$939,933
2022	$10,833,047	$8,783,033	$6,675,790	$5,871,073	$137.78	$140.02	$127.86	$1,360,605	$1,824,371
2021	$13,026,304	$17,822,709	$8,197,868	$10,080,541	$175.94	$165.47	$155.22	$1,418,845	$1,909,326
2020	$7,405,851	$11,306,974	$4,440,906	$5,523,104	$123.45	$130.86	$116.52	$698,214	$940,437
(1)
Jeffrey S. Musser was the CEO in 2023, 2022, 2021 and 2020.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. CAP amounts include total compensation per the Summary Compensation Table, less grant date fair value of PSUs and RSUs, plus the change in fair value of equity awards during the current year. The following table details these adjustments.
(3)
In 2023, the other NEOs were Messrs: Daniel R. Wall, Richard H. Rostan, Blake R. Bell and Bradley S. Powell. In 2022, 2021 and 2020, the other NEOs were Messrs: Eugene K. Alger, Daniel R. Wall, Richard H. Rostan, and Bradley S. Powell.
(4)
Total Shareholder Return, NASDAQ Industrial Transportation Index and the Dow Jones Transportation Average are determined based on the value of an initial fixed investment of $100.
(5)
At year-end 2020, PSUs granted in 2018 and 2020 were remeasured assuming achievement of maximum performance criteria for purposes of CAP compared to target at grant date.
(6)
At year-end 2021, PSUs granted in 2019 were remeasured assuming achievement of maximum performance criteria for purposes of CAP compared to target at grant date.
(7)
At year-end 2023, PSUs granted in 2022 were remeasured assuming threshold performance criteria will not be achieved for purposes of CAP compared to target at grant date.

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value of Current Year Awards	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
2023	CEO	$7,453,361	(2,895,774)	3,289,646	(1,142,315)	1,142,398	—	$7,847,316
	Other NEO	$4,151,877	(1,337,648)	1,372,615	(373,823)	520,971	—	$4,333,992
2022	CEO	$10,833,047	(2,895,962)	2,970,034	(784,213)	(1,339,873)	—	$8,783,033
	Other NEO	$6,675,790	(1,136,182)	1,015,272	(307,877)	(375,930)	—	$5,871,073
2021	CEO	$13,026,304	(2,896,946)	3,448,567	2,027,805	2,216,979	—	$17,822,709
	Other NEO	$8,197,868	(1,136,891)	1,353,375	796,050	870,139	—	$10,080,541
2020	CEO	$7,405,851	(2,406,138)	4,769,250	622,974	915,037	—	$11,306,974
	Other NEO	$4,440,906	(944,456)	1,871,983	244,461	(89,790)	—	$5,523,104

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote
(1)
Jeffrey S. Musser was the CEO in 2023, 2022, 2021 and 2020.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. CAP amounts include total compensation per the Summary Compensation Table, less grant date fair value of PSUs and RSUs, plus the change in fair value of equity awards during the current year. The following table details these adjustments.
(3)
In 2023, the other NEOs were Messrs: Daniel R. Wall, Richard H. Rostan, Blake R. Bell and Bradley S. Powell. In 2022, 2021 and 2020, the other NEOs were Messrs: Eugene K. Alger, Daniel R. Wall, Richard H. Rostan, and Bradley S. Powell.

Peer Group Issuers, Footnote	Total Shareholder Return, NASDAQ Industrial Transportation Index and the Dow Jones Transportation Average are determined based on the value of an initial fixed investment of $100.
PEO Total Compensation Amount	$ 7,453,361	$ 10,833,047	$ 13,026,304	$ 7,405,851
PEO Actually Paid Compensation Amount	$ 7,847,316	8,783,033	17,822,709	11,306,974
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. CAP amounts include total compensation per the Summary Compensation Table, less grant date fair value of PSUs and RSUs, plus the change in fair value of equity awards during the current year. The following table details these adjustments.

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value of Current Year Awards	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
2023	CEO	$7,453,361	(2,895,774)	3,289,646	(1,142,315)	1,142,398	—	$7,847,316
	Other NEO	$4,151,877	(1,337,648)	1,372,615	(373,823)	520,971	—	$4,333,992
2022	CEO	$10,833,047	(2,895,962)	2,970,034	(784,213)	(1,339,873)	—	$8,783,033
	Other NEO	$6,675,790	(1,136,182)	1,015,272	(307,877)	(375,930)	—	$5,871,073
2021	CEO	$13,026,304	(2,896,946)	3,448,567	2,027,805	2,216,979	—	$17,822,709
	Other NEO	$8,197,868	(1,136,891)	1,353,375	796,050	870,139	—	$10,080,541
2020	CEO	$7,405,851	(2,406,138)	4,769,250	622,974	915,037	—	$11,306,974
	Other NEO	$4,440,906	(944,456)	1,871,983	244,461	(89,790)	—	$5,523,104

Non-PEO NEO Average Total Compensation Amount	$ 4,151,877	6,675,790	8,197,868	4,440,906
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,333,992	5,871,073	10,080,541	5,523,104
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. CAP amounts include total compensation per the Summary Compensation Table, less grant date fair value of PSUs and RSUs, plus the change in fair value of equity awards during the current year. The following table details these adjustments.

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value of Current Year Awards	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
2023	CEO	$7,453,361	(2,895,774)	3,289,646	(1,142,315)	1,142,398	—	$7,847,316
	Other NEO	$4,151,877	(1,337,648)	1,372,615	(373,823)	520,971	—	$4,333,992
2022	CEO	$10,833,047	(2,895,962)	2,970,034	(784,213)	(1,339,873)	—	$8,783,033
	Other NEO	$6,675,790	(1,136,182)	1,015,272	(307,877)	(375,930)	—	$5,871,073
2021	CEO	$13,026,304	(2,896,946)	3,448,567	2,027,805	2,216,979	—	$17,822,709
	Other NEO	$8,197,868	(1,136,891)	1,353,375	796,050	870,139	—	$10,080,541
2020	CEO	$7,405,851	(2,406,138)	4,769,250	622,974	915,037	—	$11,306,974
	Other NEO	$4,440,906	(944,456)	1,871,983	244,461	(89,790)	—	$5,523,104

Equity Valuation Assumption Difference, Footnote
(5)
At year-end 2020, PSUs granted in 2018 and 2020 were remeasured assuming achievement of maximum performance criteria for purposes of CAP compared to target at grant date.
(6)
At year-end 2021, PSUs granted in 2019 were remeasured assuming achievement of maximum performance criteria for purposes of CAP compared to target at grant date.
(7)
At year-end 2023, PSUs granted in 2022 were remeasured assuming threshold performance criteria will not be achieved for purposes of CAP compared to target at grant date.

Compensation Actually Paid vs. Total Shareholder Return

The following chart presents the relationship between Compensation Actually Paid to the CEO and the average of other NEO and Total Shareholder Return.

vs TSR Alignment

The graph compares Expeditors International of Washington, Inc.'s cumulative 4-Year total shareholder return on common stock with the NASDAQ Industrial Transportation index (NQUSB502060T) and the Dow Jones Transportation Average index. The graph assumes an initial fixed investment of $100 in our common stock and in each of the indexes at the beginning of the period presented Total return assumes reinvestment of dividends in each of the indices indicated.

Compensation Actually Paid vs. Net Income	The following chart presents the relationship between Compensation Actually Paid to the CEO and the average of other NEO and Operating Income and Net Income.
Compensation Actually Paid vs. Company Selected Measure	The following chart presents the relationship between Compensation Actually Paid to the CEO and the average of other NEO and Operating Income and Net Income.
Total Shareholder Return Vs Peer Group

The following chart presents the relationship between Compensation Actually Paid to the CEO and the average of other NEO and Total Shareholder Return.

vs TSR Alignment

The graph compares Expeditors International of Washington, Inc.'s cumulative 4-Year total shareholder return on common stock with the NASDAQ Industrial Transportation index (NQUSB502060T) and the Dow Jones Transportation Average index. The graph assumes an initial fixed investment of $100 in our common stock and in each of the indexes at the beginning of the period presented Total return assumes reinvestment of dividends in each of the indices indicated.

Tabular List, Table

We consider the following to be the most important financial performance measures the Company uses to link executive compensation to Company performance.

Most Important Performance Measures for Determining Executive Compensation
Operating Income
Earnings per Share
Net Revenues (non-GAAP)

Total Shareholder Return Amount	$ 170.68	137.78	175.94	123.45
Net Income (Loss)	$ 751,779,000	$ 1,360,605,000	$ 1,418,845,000	$ 698,214,000
Company Selected Measure Amount	939,933,000	1,824,371,000	1,909,326,000	940,437,000
PEO Name	Jeffrey S. Musser	Jeffrey S. Musser	Jeffrey S. Musser	Jeffrey S. Musser
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenues (non-GAAP)
NASDAQ Industrial Transportation Index
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	$ 168.12	$ 140.02	$ 165.47	$ 130.86
Dow Jones Transportation Average Index
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	154.05	127.86	155.22	116.52
PEO | Adjustment Type One
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,895,774)	(2,895,962)	(2,896,946)	(2,406,138)
PEO | Adjustment Type Two
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,289,646	2,970,034	3,448,567	4,769,250
PEO | Adjustment Type Three
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,142,315)	(784,213)	2,027,805	622,974
PEO | Adjustment Type Four
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,142,398	(1,339,873)	2,216,979	915,037
PEO | Adjustment Type Five
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment Type One
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,337,648)	(1,136,182)	(1,136,891)	(944,456)
Non-PEO NEO | Adjustment Type Two
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,372,615	1,015,272	1,353,375	1,871,983
Non-PEO NEO | Adjustment Type Three
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(373,823)	(307,877)	796,050	244,461
Non-PEO NEO | Adjustment Type Four
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	520,971	(375,930)	870,139	(89,790)
Non-PEO NEO | Adjustment Type Five
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0